LONG TERM DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 11:- LONG TERM DEBT

		December 31,
	Interest rate as of December 31, 2013	2012	2013
	%
Loans from banks in USD (1)	3.7%	$-	$2,904
Loan from banks and other in NIS	4.1%-5.9%	-	405
Other long term debt		24	20

Less – Current maturities (included under “short-term debt”)		(12)	(1,055)

		$12	$2,274

(1)
Loan from a US bank, received on November 2013 in the amount of $3,000, paid monthly in equal payment, for a period of 36 months bearing interest of Libor+3.5%. The loan agreement contains various covenants which require us to maintain certain financial ratios. The Company has met the financial ratios as of December 31, 2013.

(2)	In November 2013, the Company entered into a three-year $3,000 credit facility. As of December 31, 2013, the company did not utilized the credit facility.